Pay vs Performance Disclosure	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)(1)(2)	Compensation Actually Paid to PEO (c)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(5)	Total Shareholder Return (f)(6)	Dow Jones U.S. Electrical Components & Equipment Index Total Shareholder Return (g)(7)	Net Income ($M)(h)(8)	Adjusted ROIC(9)
2025	$12,500,683	$36,920,834	$2,870,596	$5,708,679	$303.17	$272.25	$396.60	18.50%
2024	$10,894,174	$56,800,509	$2,768,321	$6,631,128	$235.97	$188.05	$422.60	19.40%
2023	$9,213,817	$8,585,748	$2,567,942	$2,140,698	$149.04	$155.48	$346.00	17.10%
2022	$7,679,005	$4,822,663	$2,071,282	$2,261,684	$151.03	$128.32	$384.00	18.10%
2021	$14,908,045	$52,621,462	$2,161,603	$4,860,075	$169.52	$144.85	$306.30	16.10%

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote	Our PEO for each fiscal year was Neil Ashe.Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

Year	Non-PEO NEOs
2025	Karen J. Holcom, Barry R. Goldman, Dianne S. Mills
2024	Karen J. Holcom, Barry R. Goldman, Dianne S. Mills
2023	Karen J. Holcom, Barry R. Goldman, Dianne S. Mills
2022	Karen J. Holcom, Barry R. Goldman, Dianne S. Mills
2021	Karen J. Holcom, Barry R. Goldman, Dianne S. Mills, Richard K. Reece

Peer Group Issuers, Footnote	The peer group used is the Dow Jones U.S. Electrical Components & Equipment Index, as used in the Company Stock Performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day immediately prior to the first fiscal year reported
	in the table and reinvesting all dividends until the last day of each reported fiscal year
PEO Total Compensation Amount	$ 12,500,683	$ 10,894,174	$ 9,213,817	$ 7,679,005	$ 14,908,045
PEO Actually Paid Compensation Amount	$ 36,920,834	56,800,509	8,585,748	4,822,663	52,621,462
Adjustment To PEO Compensation, Footnote

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Reported Change in Pension Value ($)	Pension Benefit Adjustments ($)(c)	Compensation Actually Paid to PEO ($)
2025	12,500,683	(8,576,928)	33,271,281	(1,399,155)	1,124,953	36,920,834
2024	10,894,174	(6,730,939)	52,921,426	(1,299,815)	1,015,662	56,800,509
2023	9,213,817	(6,091,382)	5,096,654	(711,755)	1,078,414	8,585,748
2022	7,679,005	(5,000,154)	1,477,973	(578,872)	1,244,711	4,822,663
2021	14,908,045	(11,212,565)	48,631,456	(1,055,471)	1,349,997	52,621,462
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	13,462,964	9,220,538	—	10,587,779	—	—	33,271,281
2024	15,938,793	30,447,865	—	6,534,768	—	—	52,921,426
2023	3,169,434	(895,482)	—	2,822,702	—	—	5,096,654
2022	6,959,607	(6,392,606)	—	910,972	—	—	1,477,973
2021	27,291,422	20,360,204	—	979,830	—	—	48,631,456
	(c)The pension benefit adjustments for each applicable year reflect the service cost for services rendered during the year.
Non-PEO NEO Average Total Compensation Amount	$ 2,870,596	2,768,321	2,567,942	2,071,282	2,161,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,708,679	6,631,128	2,140,698	2,261,684	4,860,075
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Reported Change in Pension Value ($)	Pension Benefit Adjustments ($)(c)	Average Compensation Actually Paid to NEOs ($)
2025	2,870,596	(1,495,883)	4,311,568	(195,533)	217,930	5,708,679
2024	2,768,321	(1,335,319)	5,245,332	(240,307)	193,101	6,631,128
2023	2,567,942	(1,321,320)	827,418	(129,789)	196,447	2,140,698
2022	2,071,282	(1,100,104)	1,109,446	(59,414)	240,474	2,261,684
2021	2,161,603	(856,252)	3,321,196	(150,803)	384,331	4,860,075
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	2,220,327	1,665,481	—	425,760	—	—	4,311,568
2024	2,968,366	2,272,093	—	4,873	—	—	5,245,332
2023	782,272	(27,500)	—	72,646	—	—	827,418
2022	1,311,812	(244,037)	—	41,671	—	—	1,109,446
2021	2,605,621	728,029	—	(12,455)	—	—	3,321,196
(c)The pension benefit adjustments for each applicable fiscal year consist of the average of the actuarially determined service cost for services rendered during the applicable year plus, to the extent applicable, the average of the prior service cost, calculated as the entire cost of benefits granted in a plan amendment or initiation during the applicable year attributable to services rendered during prior periods. For 2025, 2024, 2023 and 2022 the pension benefit adjustments consist only of service cost for services rendered during the applicable year. For 2021, the pension benefit adjustments consist of $170,096 of average service cost for services rendered during 2021 and $214,235 of average prior service cost.

Compensation Actually Paid vs. Total Shareholder Return

■	PEO CAP ($M)	■	Average Non-PEO CAP ($M)	—	AYI	—	DJUSECT

Compensation Actually Paid vs. Net Income	AYI NET INCOME VS. COMPENSATION ACTUALLY PAID

■	PEO CAP ($M)	■	Average Non-PEO CAP ($M)	—	Net Income

Compensation Actually Paid vs. Company Selected Measure	AYI ADJUSTED ROIC VS. COMPENSATION ACTUALLY PAID

■	PEO CAP ($M)	■	Average Non-PEO CAP ($M)	—	Adjusted ROIC

Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Performance Measures
Adjusted ROIC
Net Sales
Adjusted Operating Profit
Adjusted Free Cash Flow
rTSR

Total Shareholder Return Amount	$ 303.17	235.97	149.04	151.03	169.52
Peer Group Total Shareholder Return Amount	272.25	188.05	155.48	128.32	144.85
Net Income (Loss)	$ 396,600,000	$ 422,600,000	$ 346,000,000.00	$ 384,000,000.00	$ 306,300,000
Company Selected Measure Amount	0.1850	0.1940	0.1710	0.1810	0.1610
PEO Name	Neil Ashe	Neil Ashe	Neil Ashe	Neil Ashe
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.
The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary
Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation
Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.
The average reported value of equity awards represents average of the total of the amounts reported in the “Stock Awards” and “Option Awards”
columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.Total shareholder return is calculated by assuming that a $100 investment was made on the day immediately prior to the first fiscal year reported in the table and reinvesting all dividends until the last day of each reported fiscal year.
	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description	Company’s adjusted ROIC is the financial performance measure that was the most important financial performance measure used by the Company in fiscal 2025 to link compensation actually paid to performance. Adjusted ROIC is a non-GAAP financial measure. See Appendix B for a reconciliation of adjusted ROIC to the most directly comparable financial measure calculated in accordance with GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	rTSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,399,155)	$ (1,299,815)	$ (711,755)	$ (578,872)	$ (1,055,471)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,124,953	1,015,662	1,078,414	1,244,711	1,349,997
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,576,928)	(6,730,939)	(6,091,382)	(5,000,154)	(11,212,565)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,271,281	52,921,426	5,096,654	1,477,973	48,631,456
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,462,964	15,938,793	3,169,434	6,959,607	27,291,422
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,220,538	30,447,865	(895,482)	(6,392,606)	20,360,204
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,587,779	6,534,768	2,822,702	910,972	979,830
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,533)	(240,307)	(129,789)	(59,414)	(150,803)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,930	193,101	196,447	240,474	384,331
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,495,883)	(1,335,319)	(1,321,320)	(1,100,104)	(856,252)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,311,568	5,245,332	827,418	1,109,446	3,321,196
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,220,327	2,968,366	782,272	1,311,812	2,605,621
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,665,481	2,272,093	(27,500)	(244,037)	728,029
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	425,760	4,873	72,646	41,671	(12,455)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0